Related Party Transactions	9 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
13 - Related Party Transactions
Arm China and Acetone Limited
Following the restructuring of its direct investment in Arm Technology (China) Co. Limited (“Arm China”) in the fiscal year ended March 31, 2022, the Company has a 10% non-voting ownership interest in Acetone Limited, whose primary asset is a 48.18% interest in Arm China. The Company has no direct material transactions with Acetone Limited.
For the three months ended December 31, 2023 and 2022, the Company recognized revenue of $202.5 million and $189.0 million, respectively, and recognized expenses of $24.1 million and $13.0 million, respectively, under a service share arrangement with Arm China. For the nine months ended December 31, 2023 and 2022, the Company recognized revenue of $503.4 million and $515.0 million, respectively, and recognized expenses of $57.7 million and $44.0 million, respectively, under a service share arrangement with Arm China. In December 2023, the Company terminated an agreement with Arm China for certain software engineering-related services, which will now be brought in-house, and recognized $5.5 million of contract termination costs in disposal, restructuring and other operating expenses, net on the Condensed Consolidated Income Statements. The Company leases certain assets to Arm China and rental income was immaterial for all periods presented herein.
As of December 31, 2023, the Company had a net receivable of $192.2 million ($216.4 million receivable less $24.2 million payable) from Arm China. As of December 31, 2023, the Company had contract liabilities of $97.9 million relating to Arm China. As of March 31, 2023, the Company had a net receivable of $386.9 million ($400.7 million receivable less $13.9 million payable) from Arm China. As of March 31, 2023, the Company had contract liabilities of $103.4 million relating to Arm China.
See Note 4 - Equity Investments, for further details of the impact of Acetone Limited on the Company’s results.
Other Entities Related by Virtue of Common Control by SoftBank Group
The Company had revenue transactions, along with accounts receivable and contract liabilities balances, with other entities by virtue of common control by SoftBank Group. For the three months ended December 31, 2023, the Company did not recognize revenue from other entities controlled by Softbank Group. For the three months ended December 31, 2022, the Company recognized revenue of $0.4 million from other entities controlled by Softbank Group. For the nine months ended December 31, 2023 and 2022, the Company recognized revenue of $0.6 million and $1.0 million, respectively, from other entities controlled by SoftBank Group. As of December 31, 2023, the Company had accounts receivable of $0.2 million and contract liabilities of $1.6 million. In August 2023, the Company distributed its receivable related to the Company’s sale of Pelion IOT Limited and its subsidiaries (“IoTP”) to the majority shareholder of the Company, which represented a non-cash distribution of $12.0 million. As of March 31, 2023, the Company had accounts receivable, other receivables and contract liabilities of $0.5 million, $12.0 million, and $1.6 million, respectively, from other entities controlled by SoftBank Group. The Company also had immaterial lessee leases with a certain related party by virtue of common control by SoftBank Group.
Other Equity Investments
The Company has revenue transactions, along with receivable, contract asset and contract liability balances for certain other equity investees, for which the Company has significant influence or, for investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor, for which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership) (such investees, “Significant Influence Investees”). For the three months ended December 31, 2023 and 2022, the Company recognized revenue of $45.6 million and $1.7 million, respectively, from Significant Influence Investees. For the nine months ended December 31, 2023 and 2022, the Company recognized revenue of $46.7 million and $4.4 million, respectively, from Significant Influence Investees. The increased revenue this period is due to recognition of amounts associated with a large licensing contract that were previously required to be deferred.
As of December 31, 2023, the Company had accounts receivable and contract assets of $0.2 million and $16.4 million, respectively, related to contracts with Significant Influence Investees. As of December 31, 2023, the Company did not have contract liabilities related to contracts with Significant Influence Investees. As of March 31, 2023, the Company had accounts receivable, contract assets and contract liabilities related to contracts with Significant Influence Investees of $0.5 million, $8.7 million and $30.2 million, respectively.
For the three months ended December 31, 2023, the Company recognized aggregate distributions, dividends and returns of capital from certain equity investments of $4.0 million. No distributions, dividends, or returns of capital were recognized in the three months ended December 31, 2022.
For the nine months ended December 31, 2023 and 2022, the Company recognized aggregate distributions, dividends and returns of capital from certain equity investments of $6.4 million and $0.3 million, respectively.
Linaro Limited
Linaro Limited (“Linaro”) is a not-for-profit entity for which the Company is a member and exhibits significant influence. For the three months ended December 31, 2023 and 2022, the Company incurred subscription costs of $2.7 million and $2.3 million, respectively, from Linaro. For the nine months ended December 31, 2023 and 2022, the Company incurred subscription costs of $7.4 million and $6.5 million, respectively, from Linaro. As of December 31, 2023 and March 31, 2023, $0.4 million and $0.3 million, respectively, was recorded in other current liabilities on the Condensed Consolidated Balance Sheets.
In February 2023, the Company entered into an agreement with Linaro to sell certain net assets of the Company that meets the definition of a business in exchange for cash consideration of $4.0 million to be paid in equal annual installments over five years. As of December 31, 2023 and March 31, 2023, total purchase consideration remained unpaid and was recorded in prepaid expenses and other current assets and other non-current assets on the Condensed Consolidated Balance Sheets.
Loans to Related Parties
As of December 31, 2023 and March 31, 2023, the Company had a loan receivable of $16.0 million and $19.2 million, respectively, with Arduino, a related party, which was subject to impairment considerations. As of December 31, 2023 and March 31, 2023, the Company also had a loan receivable of $3.1 million and $3.0 million, respectively, with Cerfe Labs, Inc, a related party, which remains fully impaired. See Note 5 - Financial Instruments, for further information regarding this loan.
As of December 31, 2023 and March 31, 2023, the outstanding balance of the convertible promissory note with Ampere, a related party, was $32.0 million and $30.9 million, respectively. The Company’s maximum exposure to loss are the amounts invested in, and advanced to, Ampere as of December 31, 2023.
Other relationships
The Company engaged Raine Securities LLC, a related party, for certain advisory services in connection with the IPO. No amounts were incurred during the three months ended December 31, 2023. For the nine months ended December 31, 2023, the Company incurred $10.7 million in expenses, of which $5.2 million was reimbursed by the underwriters for the IPO. For the three and nine months ended December 31, 2022, under a separate agreement with Raine Securities LLC, the Company incurred $0.6 million and $1.9 million in expenses, respectively. As of March 31, 2023, the Company had recorded other current liabilities of $2.5 million. As of December 31, 2023 the Company has settled all liabilities with this related party.